Cover	Dec. 07, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2020
Entity File Number	001-34018
Entity Registrant Name	GRAN TIERRA ENERGY INC.
Entity Central Index Key	0001273441
Entity Tax Identification Number	98-0479924
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Suite 900
Entity Address, Address Line Two	520-3 Avenue SW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 0R3
City Area Code	403
Local Phone Number	265-3221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GTE
Security Exchange Name	NYSEAMER